PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Depreciation	$ 46,239	$ 41,894